Provisions (including post-retirement benefits)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Provisions (including post-retirement benefits)
26 Provisions (including post-retirement benefits)

	Note	Pensions and post-retirement healthcare(a) US$m	Other employee entitlements(b) US$m	Close-down and restoration/ environmental(c) US$m	Other US$m	Total 2019 US$m	Total 2018 US$m
At 1 January		2,486	360	9,975	787	13,608	14,642
Adjustment to opening balance on transition to new accounting standard	45	—	—	—	(66)	(66)	—
Restated opening balance		2,486	360	9,975	721	13,542	14,642
Adjustment on currency translation		51	(1)	17	(2)	65	(898)
Adjustments to mining properties:	14
– changes in estimate		—	—	840	—	840	486
Charged/(credited) to profit:
– increases to existing and new provisions		166	90	171	423	850	1,137
– unused amounts reversed		—	(20)	(19)	(61)	(100)	(144)
– exchange losses on provisions		—	—	3	—	3	16
– amortisation of discount		—	—	383	4	387	381
Utilised in year		(205)	(78)	(330)	(131)	(744)	(837)
Actuarial losses/(gains) recognised in equity		235	—	—	—	235	(781)
Subsidiaries no longer consolidated(d)		—	—	—	—	—	(318)
Transfers and other movements(e)		(19)	3	50	(9)	25	(76)
At 31 December		2,714	354	11,090	945	15,103	13,608
Balance sheet analysis:
Current		73	260	541	525	1,399	1,056
Non-current		2,641	94	10,549	420	13,704	12,552
Total		2,714	354	11,090	945	15,103	13,608

(a)
The main assumptions used to determine the provision for pensions and post-retirement healthcare, and other information, including the expected level of future funding payments in respect of those arrangements, are given in note 44.

(b)
The provision for other employee entitlements includes a provision for long service leave of US$248 million (2018: US$242 million), based on the relevant entitlements in certain Group operations and includes US$30 million (2018: US$46 million) of provision for redundancy and severance payments.

(c)	The Group’s policy on close-down and restoration costs is described in note 1(l) and in paragraph (iv) under “Critical accounting policies and estimates” on pages 160 and 164. Close-down and restoration costs are a normal consequence of mining, and the majority of close-down and restoration expenditure is incurred in the years following closure of the mine, refinery or smelter. Remaining lives of operations and infrastructure range from one to over 60 years with an average for all sites, weighted by present closure obligation, of around 18 years (2018: 17 years). Although the ultimate cost to be incurred is uncertain, the Group’s businesses estimate their respective costs based on current restoration standards and techniques. Provisions of US$11,090 million (2018: US$9,975 million) for close-down and restoration costs and environmental clean-up obligations are based on risk-adjusted cash flows. These estimates have been discounted to their present value at a real risk-free rate of 2% per annum, based on an estimate of the long-term, risk-free, pre-tax cost of borrowing. If the risk-free rate was decreased by 0.5% then the provision would be US$979 million higher.
Non-current provisions for close-down and restoration/environmental expenditure include amounts relating to environmental clean-up of US$382 million (2018: US$535 million) expected to take place between one and five years from the balance sheet date, and US$883 million (2018: US$683 million) expected to take place later than five years after the balance sheet date. Close-down and restoration/environmental liabilities at 31 December 2019 have not been adjusted for amounts of US$113 million (2018: US$110 million) arising from closure related receivables from the co-owners of the Diavik Joint Venture and insurance recoveries and other financial assets held for the purposes of meeting these obligations.

(d)
In 2018 Subsidiaries no longer consolidated related primarily to the disposal of Kestrel and Hail Creek, which completed on 1 August 2018 and the disposal of Grasberg on 21 December 2018. Refer to note 37.

(e)
Transfers and other movements includes the transfer of ISAL's provisions from Liabilities held for sale at 30 June 2019. In 2018, it included transfers to Liabilities held for sale relating to provisions recognised by Rössing Uranium and ISAL.